Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Rent expense on operating leases	$ 46.9	$ 49.5	$ 42.5
Lease period	5 years